Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Costs

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended on December 31,
	2025	2024
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,095	2,088

The table below presents supplemental cash flow information related to operating leases:

	Year ended on December 31,
	2025	2024
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,899	1,886
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	673	6,094

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2025	2024
	U.S. dollars in thousands
Operating lease right-of-use assets	6,901	7,458
Current maturities of operating leases	1,526	975
Non-current operating leases	6,717	6,645
Total operating lease liabilities	8,243	7,620

Weighted average remaining lease term (years)	4.65	5.76
Weighted annual average discount rate	11.58%	11.65%

Schedule of Maturities of Operating Lease Liabilities

The table below presents maturities of operating lease liabilities:

December 31, 2025
U.S. dollars in thousands
2026	2,304
2027	2,211
2028	1,955
2029 and forward	4,056
Total operating lease payments	10,526
Less: imputed interest	(2,283)
Present value of lease liabilities	8,243